Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal - use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2023	201	-	201	28
Additions	-	-	-	-
Amortization expense	(34)	-	(34)	(5)
Net balance as of June 30, 2024	167	-	167	23

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal -use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2022	286	-	286	40
Amortization expense	(85)	-	(85)	(12)
Net balance as of December 31, 2023	201	-	201	28

Schedule of Estimated Amortization Expenses for the Intangible Assets	The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:
	RMB	US$
2024 (July – December)	36	5
2025	70	10
2026	61	8
	167	23
The annual estimated amortization expenses for the intangible assets for each of the next three years are as follows:
	RMB	US$
2024	70	10
2025	70	10
2026	61	8
	201	28